LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Balance at the beginning of the year	$ 14,510	$ 10,494
Net proceeds from software and equipment financing	0	9,070
Finance cost	728	726
Repayments of principal	(5,991)	(5,054)
Repayments of finance costs	(728)	(726)
Balance at the end of the year	8,519	14,510
Statements of Financial Position presentation
Current loans payable	3,861	6,041
Non-current loans payable	$ 4,658	$ 8,469